LEASES (Details)			6 Months Ended		12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
LEASES
Amount of operating lease expense			$ 0	$ 0	$ 0	$ 1,214	$ 0
Fernie Castle
LEASES
Lease rent	$ 240,000	£ 182,500
Period of notice in advance for termination of lease without penalty	1 month	1 month
Robin Hill
LEASES
Lease rent	$ 196,000	£ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month